Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	$ 101,185
Accounts receivable	552,914
Allowance for doubtful accounts	(24,857)
Notes receivable	53,680
Maximum exposure to credit risk for financial instruments	$ 682,922